Related Party Transactions (Details) $ in Millions		1 Months Ended			12 Months Ended
	Oct. 19, 2021 USD ($) shares	May 20, 2022 USD ($)	Apr. 20, 2022 USD ($)	Apr. 20, 2022 HKD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Related Party Transactions (Details) [Line Items]
Unpaid balance					$ 317,848
Total purchase price		$ 500,000
Total consideration			$ 16,200,000	$ 127.0
First payment of the consideration			30.00%	30.00%
Topsheen Shipping Limited [Member]
Related Party Transactions (Details) [Line Items]
Salaries paid						$ 3,040,099
Transferred shares (in Shares) | shares	400,000
Transferred consideration	$ 327,848
Mr. Guohua Zhang [Member]
Related Party Transactions (Details) [Line Items]
Salaries paid					$ 2,371,188	388,619
Keen Best Shipping Co., Ltd [Member]
Related Party Transactions (Details) [Line Items]
Unpaid balance						$ 317,848